Related Party Transactions	3 Months Ended
Mar. 31, 2023
Related Party Text Block [Abstract]
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

Key Personnel Compensation

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel for the three months ended March 31, 2023 and 2022 are as follows:

	2023	2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$285,413	$491,889
Share-based payments	243,323	767,436
Total	$528,736	$1,259,325

Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:

		(in thousands)
Type of Service	Nature of Relationship	2023	2022
Selling and marketing expenses	VP Technology/VP Sales International	$46	$84
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$239	$408